Segment Information (Summary of reconciliation of segment operating results) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income from operations	$ 1,735	$ 1,093	$ 2,107	$ 2,231	$ (10,059)
Share-based compensation expenses	122	56	201	119	270
Consolidated income (loss) before taxes	1,600	900	1,740	1,191	(11,936)
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income from operations	3,311	2,491	5,094	5,184	(8,573)
Unallocated general and administrative expenses	1,454	1,342	2,786	2,834	1,216
Share-based compensation expenses	122	56	201	119	270
Financial expenses	135	193	367	1,040	1,877
Consolidated income (loss) before taxes	$ 1,600	$ 900	$ 1,740	$ 1,191	$ (11,936)